UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



                              ---------------------
                                  ANNUAL REPORT
                              ---------------------


                                October 31, 2006


                                  SYNOVUS FUNDS




                           [building graphic omitted]





                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund



                                [Logo Omitted](R)
                                    SYNOVUS
                                     FUNDS(SM)

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SYNOVUS FUNDS
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Table of Contents

Letter to Shareholders....................................................     1

Manager Comments:

     Large Cap Core Equity Fund...........................................     2

     Mid Cap Value Fund...................................................     4

     Intermediate-Term Bond Fund..........................................     6

     Georgia Municipal Bond Fund..........................................     8

Schedules of Investments:

     Large Cap Core Equity Fund ..........................................    10

     Mid Cap Value Fund...................................................    12

     Intermediate-Term Bond Fund..........................................    14

     Georgia Municipal Bond Fund..........................................    16

Statements of Assets and Liabilities......................................    18

Statements of Operations..................................................    19

Statements of Changes in Net Assets.......................................    20

Financial Highlights......................................................    22

Notes to Financial Statements.............................................    24

Report of Independent Registered Public Accounting Firm...................    33

Change in Independent Registered Public Accounting Firm...................    34

Disclosure of Fund Expenses...............................................    35

Trustees and Officers of The Advisors' Inner Circle Fund..................    37

Approval of Investment Advisory Agreements................................    40

Notice to Shareholders....................................................    43




The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

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SYNOVUS FUNDS
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                                                                  [Logo Omitted]
Letter to Shareholders
OCTOBER 31, 2006



This year, thus far, has progressed as a good one for equities and a somewhat treacherous one for bonds. The Synovus Mid Cap Value and Synovus Large Cap Core Equity Funds' Institutional Shares have both produced solid returns, 10.50% and 8.01%, respectively, year-to-date through October 31, 2006. Less inflation, both funds have offered yearlong holders very positive real returns, sizably contributing to wealth building efforts. The Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Fund's Institutional Shares have also managed to give investors positive returns at 3.07% and 2.67%, respectively, for the same time period -- a feat not to go unnoticed in a predominately rising interest rate environment.

Investment returns this year have been greatly influenced by the continued development of new economies. While growth rates are slowing somewhat in most countries worldwide, emerging markets, including India and China, still continue to be grand users of raw materials. Commodity prices increased again this year and while their prices have abated somewhat of late, these elevated prices have had an influence on increasing producer and consumer prices. In the United States, core consumer prices, less food and energy, rose only 0.1% in October but year-to-date are still up 2.8% - faster than the 2.1% pace for the same period last year. Core inflation looks tamer on a year-over-year basis as prices are up only 1.3%, which includes November and December of 2005 in the 12-month period.

The Federal Open Market Committee ("FOMC") will be keeping a watchful eye on core inflation over the next few months and, in our opinion, continue their three month holding pattern by keeping the overnight lending rate at 5.25% at their December 15th meeting. They will be paying close attention to such conflicting data as rising labor costs and slowing productivity -- which could unravel the soft landing scenario. Labor costs rose 5.3% in the 12-month period ending September 2006 -- the largest increase since 1982.

The demand for U.S. products has been strong -- thanks in large part to the weak dollar. Coupling low debt levels and subsequent debt service requirements with top line growth, S&P 500 companies, as a whole, have managed four years of double-digit earnings growth. Many companies have lowered guidance but these warnings may turn out to be a little premature as analysts, on average, have recently fine-tuned fourth quarter projections to 12% growth, on average, for earnings to increase. The slowing housing market is expected to be a drag on this forecast but interest rates have continued to come down in recent weeks which could delay or subdue a slowdown.

Our investment team has produced competitive returns for the Synovus Funds' shareholders this year. Our expectation is for both the stock and bond markets to finish the year in positive territory and for our funds to participate with solid positive returns for our investors.

All of us at Synovus Investment Advisors, Inc. want to thank you for allowing us to serve your investment needs.




William H. Roach
Synovus Investment Advisors, Inc.




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                                                                               1

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Large Cap Core Equity Fund
MANAGER COMMENTS OCTOBER 31, 2006


The bull market in stocks continues to march onward and upward. During the last six months domestic large cap stocks, as represented by the S&P Composite 500 Index, have increased 6.11% on a total return basis and are up 12.06%, almost twice as much for the calendar year to date. Other equity markets such as domestic small caps and select developed and emerging international markets have also posted strong returns year-to-date. The question of broad market leadership remains up in the air as mixed return data clouds the picture of whether large cap stocks will return to favored status or if small cap stocks continue to outperform. For example, domestic large cap stocks have outperformed their smaller peers over the past six months but in the last three months that trend has been reversed.

Chief drivers of continued market success are threefold. First was the halt in interest rate hikes by the Fed who now seems comfortable on hold waiting for further economic data as the lag effect unfolds. Second is the retreat in commodity prices. A drop in oil prices for example, has eased consumer pain at the pump, which may serve as a counter-effect to the slowing housing market. Lastly is the mounting evidence that the domestic economy will experience a soft landing--inflation remains in check, employment trends are favorable, and corporate profitability is strong. Although housing is and will take its toll on GDP growth, there is growing belief that other sectors can remain strong enough for the overall economy to avert a recession.

A rebound in telecommunication services stocks and continued strength in the shares of utility companies led the market during the period. Consumer related stocks were also strong on signs that retail spending, income levels, and employment trends have remained resilient during a deteriorating housing market. In contrast, the energy and materials sectors weakened in sympathy with the commodity sell-off and cyclical stocks in the industrials and information technology sectors underperformed on a relative price basis as investors cope with the impact of a softening economy.

Pullbacks in the stock market are inevitable and we would be foolish to predict when and by how much stocks will decline. That said, we continue to feel cautiously optimistic about the market's direction and would most likely view retreats as opportunities to buy. The reality is conditions remain favorable for stocks (low interest rates, positive global economic growth, strong corporate balance sheets, etc.) and in particular, large cap stocks appear compelling versus other equity asset classes on a relative valuation basis. A disciplined strategy that focuses on business-to business related firms in growth industries has the potential to continue to be rewarding for patient investors. The obvious risk to this view is recession caused by a prolonged housing slump or some other exogenous shock.

Going forward, we will continue with our approach of seeking out high quality companies operating with favorable industry conditions and building and maintaining a core portfolio balanced between growth and value styles. Our chief concern is, and always has been, managing this Fund with the best characteristics for risk and return available to our shareholders.





THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

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2

SYNOVUS FUNDS
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                                                                  [Logo Omitted]
Large Cap Core Equity Fund (CONTINUED)



SYNOVUS INVESTMENT ADVISORS, INC.
---------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000
INVESTMENT IN THE SYNOVUS LARGE CAP CORE EQUITY FUND,
INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS
THE S&P 500 COMPOSITE INDEX 2

                           ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR      3 YEAR     5 YEAR       10 YEAR
                RETURN       RETURN     RETURN       RETURN 1
---------------------------------------------------------------
Institutional   11.66%       7.55%       3.84%        7.81%
---------------------------------------------------------------
Class A         11.38%       7.27%       3.54%        7.53%
---------------------------------------------------------------
Class A,
With Load        5.01%       5.18%       2.32%        6.89%
---------------------------------------------------------------
Class B         11.07%       6.61%       2.90%        6.80%
---------------------------------------------------------------
Class B,
With Load        6.07%       5.73%       2.54%         6.80%
---------------------------------------------------------------
Class C         10.57%       6.45%       2.83%        6.75%
---------------------------------------------------------------
Class C,
With Load        9.57%       6.45%       2.83%        6.75%
---------------------------------------------------------------

[Line Graph Omitted]
Plot points follow:

        Synovus Large Cap  Synovus Large Cap  Synovus Large Cap  Synovus Large Cap
        Core Equity Fund,  Core Equity Fund,  Core Equity Fund,  Core Equity Fund,      S&P 500
          Institutional       Class A            Class B            Class C         Composite Index 2
10/96       $10,000           $ 9,425           $10,000            $ 9,900              $10,000
10/97        13,106            12,322            12,966             12,836               13,211
10/98        15,245            14,301            14,929             14,780               16,116
10/99        18,633            17,471            18,106             17,925               20,253
10/00        20,958            19,563            20,128             19,927               21,487
10/01        17,567            16,370            16,735             16,550               16,136
10/02        14,600            13,551            13,764             13,629               13,698
10/03        17,047            15,778            15,932             15,774               16,547
10/04        17,659            16,309            16,329             16,183               18,106
10/05        18,994            17,487            17,384             17,209               19,685
10/06        21,209            19,477            19,308             19,027               22,902


  Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

1 For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/ collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

2 The S&P 500 Composite Index is a capitalization-weighted index of 500 stocks.
  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.




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                                                                               3

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Mid Cap Value Fund
MANAGER COMMENTS OCTOBER 31, 2006


MARKET ENVIRONMENT

Equity markets posted strong returns during the past twelve months with the value component of the market outperforming growth by a good margin. Materials, consumer staples and industrials were the best performing sectors while energy, health care and information technology were the laggards.

INVESTMENT DISCUSSION

During the year we decreased the Fund's investments in healthcare, consumer discretionary companies and utilities. We made additional investments in energy, taking advantage of sharp price declines during the spring and summer. We also added investments in the consumer staples and financial sectors as we deployed cash over the course of the year.

On average, over the past year, the Fund's largest sector weighting was in health care followed by investments in energy. While holdings in these two sectors posted positive returns, contrary to last year, they did not keep pace with the strong performance of many other mid-cap sectors, particularly in the early part of the year.

INVESTMENT THEMES

As we select investments for the Fund, we look at the challenges created by the investment environment to find in each potential opportunity:

o Today we see the difficulty of finding and producing that incremental barrel of oil or cubic foot of gas as one of those opportunities causing us to focus on companies strategically positioned to help the industry fill our energy needs.

o In health care, the political environment is one that is creating a push back to escalating healthcare costs. We believe the low cost providers will be the beneficiaries of this.

o In a financial environment where additional risk seems to have few rewards, re-insurance is one of the few industries we find where pricing is commensurate with the risk being born.

o As we look at the global picture, we see agricultural businesses as important beneficiaries of emerging economies' rising standards of living.

We have positioned the Fund with a longer term focus on equities of businesses that appear to be selling at prices in relation to their intrinsic worth that limit the risk to capital and hold the potential to produce superior long-term returns. We believe that building a portfolio around investments that we identify as having outstanding risk-reward profiles will produce superior long-term results for patient investors.

INVESTMENT OUTLOOK

For several years now the US economy has more often than not surprised on the upside. However, in our judgment, this is unlikely to be the case in the coming quarters. A housing led consumer retrenchment appears to be unfolding that may lead to a period of below-trend growth.

The degree and duration of the housing industry's impact on economic activity is likely to be determined by whether or not the current downside of the cycle is being driven by the end of a speculative bubble, in which case inventories will be brought into balance within a relatively short period of time, or by more fundamental forces related to affordability, in which case the downturn is likely to be more long lasting.

Equity investors pay close attention to the housing sector because it exerts an important influence on the overall pace of economic activity and the level of corporate profits, particularly by influencing consumer spending which accounts for around 65% of GDP. For several years, consumer spending has been fueled by homeowners tapping into, and spending, substantial amounts of their growing equity through second mortgages and refinancing. So if, and or when, Mortgage Equity Withdrawals begin to recede from recent lofty levels we may expect a material slowdown in the rate of consumer spending.


THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.
--------------------------------------------------------------------------------
4


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SYNOVUS FUNDS
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                                                                  [Logo Omitted]
Mid Cap Value Fund (CONTINUED)


There is the added risk that rising defaults on home mortgages might reduce the willingness of financial institutions to lend. Since there has historically been a reasonably close link between credit quality and bank's willingness to lend, the potential level of losses may translate into less credit broadly available. If this were to occur, it could depress the pace of economic activity.

Perhaps more than any other factor, it's the actions of the Fed that will dictate how the financial markets will perform in the period ahead. So as long as inflation and economic growth appear to be on an acceptable path, members of the Federal Reserve Board and the financial markets should sleep better at night.

With the speculative froth from excess global liquidity beginning to give way to rising interest rates around the world, the future path of financial markets will rely heavily on the judgments and actions of our monetary policy makers. If the right balance is struck between maintaining reasonable growth and containing inflation over the long-term, then our financial markets should respond well to receding interest rates and the economic prospects that tend to follow a mid-cycle slowdown.

STEINBERG ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000
INVESTMENT IN THE SYNOVUS MID CAP VALUE FUND,
INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS
THE RUSSELL MID CAP VALUE INDEX 2


                           ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR      3 YEAR     5 YEAR      INCEPTION
                RETURN       RETURN     RETURN      TO DATE 1
----------------------------------------------------------------
Institutional   14.18%      17.69%      14.50%       14.80%
----------------------------------------------------------------
Class A         13.87%      17.38%      14.20%       14.52%
----------------------------------------------------------------
Class A,
With Load        7.35%      15.09%      12.86%       13.49%
----------------------------------------------------------------
Class B         13.09%      16.52%      13.36%       13.68%
----------------------------------------------------------------
Class B,
With Load        8.20%      15.78%      13.11%       13.68%
----------------------------------------------------------------
Class C         13.09%      16.53%      13.41%       13.70%
----------------------------------------------------------------
Class C,
With Load       12.11%      16.53%      13.41%       13.70%
----------------------------------------------------------------


[Line Graph Omitted]
Plot points follow:

         Synovus Mid Cap  Synovus Mid Cap    Synovus Mid Cap   Synovus Mid Cap
           Value Fund,      Value Fund,        Value Fund,        Value Fund,      Russell Mid Cap
          Institutional       Class A            Class B            Class C         Value Index 2
4/3/00      $10,000           $ 9,425           $10,000            $ 9,900              $10,000
10/00        11,555            10,874            11,494             11,379               11,038
10/01        12,587            11,832            12,411             12,275               10,886
10/02        11,440            10,717            11,165             11,053               10,563
10/03        15,197            14,205            14,686             14,551               14,099
10/04        18,076            16,848            17,291             17,129               16,882
10/05        21,695            20,180            20,542             20,360               20,175
10/06        24,771            22,979            23,231             23,025               24,312

    Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

(2) The Russell Mid Cap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.


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SYNOVUS FUNDS
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Intermediate-Term Bond Fund
MANAGER COMMENTS OCTOBER 31, 2006


The market's confidence in Federal Reserve Chairman Ben Bernanke was shaken earlier this year, as several of his early comments and actions were perceived as being contradictory. However, Bernanke and other members of the FOMC gained much needed redemption as economic data began to support the Committee's August decision to discontinue the "measured pace" of interest rate hikes.

Positive economic data began to arrive in mid summer, led by acceptable payroll gains, plunging energy prices, moderating inflation, and a decrease in geopolitical tensions. June and July payroll data indicated that the economy would not overheat and cause wage-push inflation. Crude oil prices plunged by $20 per barrel while gasoline dropped by $.81 per gallon or nearly 30% from a peak in August. Both measures contributed to a decline in September's Consumer Price Inflation.

The fixed income market responded appropriately to the positive economic news generating the bond market's best quarter in four years. U.S. bond traders pushed rates lower across the yield curve, as investors began to jockey for position in anticipation of the next Federal Reserve move. The ten year Treasury yield traded from a high of 5.22% to a low of 4.54%. The yield curve slightly inverted as long term rates declined more than short term rates. Despite the uncertainty of the direction of interest rates, the Fund produced a positive twelve month return for shareholders.

Quality spreads, the rate difference between corporate, mortgage, and agency yields and treasury yields remain relatively tight. Investment grade credit spreads remain near historical lows, however, as corporate bonds rallied with the general market, their credit spreads widened pulling their performance down relative to Treasury securities. Based on the current spread environment and a rash of stock owner friendly activity, such as, stock buybacks, increased dividends and leveraged mergers, the Fund is maintaining a lower position on corporate securities.

The most recent FOMC statement reflects increasing confidence that a "soft" landing will prevail, encompassing both moderate growth and moderating inflation. Our expectation is that the Fed will remain on the sideline to allow the economic environment to unfold, however we believe Fed's anti-inflation vigil is likely to remain a prominent feature of their policy.









THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.
--------------------------------------------------------------------------------
6

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Intermediate-Term Bond Fund (CONTINUED)



SYNOVUS INVESTMENT ADVISORS, INC.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000
INVESTMENT IN THE SYNOVUS INTERMEDIATE-TERM BOND
FUND, INSTITUTIONAL CLASS, CLASS A AND CLASS B, VERSUS
THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX 2


                           ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR      3 YEAR     5 YEAR       10 YEAR
                RETURN       RETURN     RETURN       RETURN 1
---------------------------------------------------------------
Institutional    4.07%       2.25%       3.86%        5.27%
---------------------------------------------------------------
Class A          3.81%       1.97%       3.63% 1      5.03%
---------------------------------------------------------------
Class A,
With Load       (0.91)%      0.42%       2.68% 1      4.54%
---------------------------------------------------------------
Class B          3.57%       1.42%       2.95% 1      4.29%
---------------------------------------------------------------
Class B,
With Load       (1.43)%      0.50%       2.61% 1      4.29%
---------------------------------------------------------------

[Line Graph Omitted]
Plot points follow:

      Synovus Intermediate-  Synovus Intermediate-    Synovus Intermediate-           Lehman
         Term Bond Fund,        Term Bond Fund,          Term Bond Fund,       Intermediate Government/
          Institutional            Class A                  Class B                Credit Index 2
10/96       $10,000                $ 9,550                  $10,000                   $10,000
10/97        10,677                 10,176                   10,566                    10,749
10/98        11,654                 11,073                   11,424                    11,729
10/99        11,576                 10,981                   11,232                    11,845
10/00        12,056                 11,402                   11,581                    12,611
10/01        13,830                 13,050                   13,159                    14,408
10/02        14,763                 13,920                   13,922                    15,259
10/03        15,633                 14,714                   14,592                    16,088
10/04        16,178                 15,175                   14,937                    16,789
10/05        16,059                 15,028                   14,697                    16,830
10/06        16,712                 15,600                   15,222                    17,614

    Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/~collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A and B Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A and B Shares. If it had performance would have been lower than that shown.

    (2) The Lehman Intermediate Government/Credit Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.






--------------------------------------------------------------------------------
                                                                               7

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Georgia Municipal Bond Fund
MANAGER COMMENTS OCTOBER 31, 2006


The fixed income market struggled earlier this year as Federal Reserve Chairman Ben Bernanke's comments and actions were perceived as being contradictory. However, the Federal Reserve Governors gained tremendous creditability in late summer, as economic data began to support the Committee's decision to put further interest rate hikes on hold.

The economic picture began to see improvements with the June and July payroll gains, indicating the economy would not overheat and cause wage-push inflation. In August the markets experienced declining energy prices, led by a $20 a barrel plunge in crude oil and a price drop of nearly 30% in retail fuel prices. Both measures along with moderating inflation and reduced geopolitical tension contributed to a decline in September's Consumer Price Inflation.

The tax-free fixed income markets responded in tandem with the taxable markets to the improved economic outlook, generating strong tax-free price performance during the summer quarter. Municipal traders pushed rates lower across the yield curve, as investors began to anticipate the next Federal Reserve move. The ten year AAA General Obligation bond declined over 40 basis points from its high in June to the low at period end. The yield curve continued to flatten as long term rates declined further than short term rates. A lack of supply and strong institutional demand allowed municipal bonds to maintain relative value to U.S. Government securities. Despite the uncertainty of the direction of interest rates, the Fund produced a positive twelve month return for shareholders.

The most recent FOMC statement reflects increasing confidence that a "soft" landing will prevail, encompassing both moderate growth and moderating inflation. Our expectation is that the Fed will remain on the sideline to allow the economic environment to unfold, however we believe Fed's anti-inflation vigil is likely to remain a prominent feature of their policy.








THE INFORMATION PROVIDED ABOVE REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.
--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Georgia Municipal Bond Fund (CONTINUED)



SYNOVUS INVESTMENT ADVISORS, INC.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS GEORGIA MUNICIPAL BOND FUND, INSTITUTIONAL CLASS AND CLASS A, VERSUS THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX2

                           ANNUALIZED  ANNUALIZED   ANNUALIZED
               ONE YEAR      3 YEAR     5 YEAR       10 YEAR
                RETURN       RETURN     RETURN       RETURN 1
---------------------------------------------------------------
Institutional    3.66%       2.48%       3.36%        4.09%
---------------------------------------------------------------
Class A          3.40%       2.23%       3.05% 1      3.81%
---------------------------------------------------------------
Class A,
With Load       (1.21)%      0.67%       2.11%        3.33%
---------------------------------------------------------------

[Line Graph Omitted]
Plot points follow:

             Synovus Georgia       Synovus Georgia        Lehman 7 Year
           Municipal Bond Fund,  Municipal Bond Fund,       Municipal
              Institutional            Class A             Bond Index 2
10/96           $10,000               $ 9,550               $10,000
10/97            10,531                10,027                10,743
10/98            11,097                10,554                11,537
10/99            10,901                10,341                11,538
10/00            11,577                10,947                12,326
10/01            12,660                11,945                13,541
10/02            13,308                12,498                14,391
10/03            13,876                12,997                15,218
10/04            14,406                13,459                15,924
10/05            14,406                13,426                16,028
10/06            14,933                13,882                16,829

    Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of the Class A Shares. If it had performance would have been lower than that shown.

(2) The Lehman 7 Year Municipal Bond Index is an unmanaged broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.






--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Schedule of Investments
OCTOBER 31, 2006


-------------------------------------------------------
Sector Weightings (Unaudited)+

[Bar Chart Omitted]
Plot points follow:

18.4% Financials
14.1% Health Care
12.3% Industrials
11.7% Information Technology
11.3% Energy
11.2% Consumer Discretionary
 9.6% Consumer Staples
 3.7% Utilities
 2.8% Basic Materials
 2.5% Communications
 2.4% Cash Equivalents

+Percentages are based on total investments

-------------------------------------------------------
LARGE CAP CORE                                   VALUE
EQUITY FUND                          SHARES      (000)
-------------------------------------------------------
COMMON STOCK (95.4%)
AEROSPACE & DEFENSE (3.0%)
   United Technologies               90,900    $  5,974
                                               --------
AGRICULTURAL OPERATIONS (1.2%)
   Archer-Daniels-Midland            63,000       2,426
                                               --------
AIR TRANSPORTATION (1.7%)
   FedEx                             30,000       3,436
                                               --------
APPAREL MANUFACTURING (1.8%)
   Coach*                            91,000       3,607
                                               --------
AUTOMOTIVE (1.0%)
   Harley-Davidson                   29,000       1,990
                                               --------
AUTOMOTIVE RETAIL (0.8%)
   Advance Auto Parts                47,000       1,646
                                               --------
BANKS (7.7%)
   Bank of America                   80,172       4,319
   JPMorgan Chase                    70,650       3,352
   Mellon Financial                  79,000       3,065
   Wachovia                          85,245       4,731
                                               --------
                                                 15,467
                                               --------
COMMUNICATIONS EQUIPMENT (1.3%)
   L-3 Communications Holdings       34,000       2,738
                                               --------
COMPUTERS & SERVICES (7.5%)
   Adobe Systems*                   120,000       4,590
   Apple Computer*                   55,000       4,459
   Microsoft                        209,700       6,021
                                               --------
                                                 15,070
                                               --------
CONSUMER PRODUCTS (1.4%)
   Nike, Cl B                        30,000       2,756
                                               --------
COSMETICS & TOILETRIES (2.2%)
   Procter & Gamble                  70,500       4,469
                                               --------

                                                 VALUE
                                     SHARES      (000)
-------------------------------------------------------
ELECTRICAL SERVICES (3.7%)
   Dominion Resources                45,000  $    3,644
   Exelon                            63,000       3,905
                                               --------
                                                  7,549
                                               --------
FINANCIAL SERVICES (6.9%)
   CIT Group                         76,000       3,956
   Citigroup                         89,000       4,464
   Goldman Sachs Group               29,000       5,504
                                               --------
                                                 13,924
                                               --------
FOOD, BEVERAGE & TOBACCO (4.4%)
   Kellogg                           75,000       3,773
   PepsiCo                           79,900       5,069
                                               --------
                                                  8,842
                                               --------
GAS/NATURAL GAS (1.1%)
   Praxair                           36,000       2,169
                                               --------
HEALTH CARE (9.0%)
   Eli Lilly                         80,000       4,481
   Johnson & Johnson                 76,000       5,122
   Medtronic                         66,000       3,213
   WellPoint*                        69,000       5,266
                                               --------
                                                 18,082
                                               --------
INSURANCE (3.8%)
   Allstate                          84,000       5,154
   Hartford Financial Services Group 29,000       2,528
                                               --------
                                                  7,682
                                               --------
MACHINERY (0.9%)
   Caterpillar                       29,000       1,761
                                               --------
MANUFACTURING (2.4%)
   General Electric                 139,049       4,882
                                               --------
MEASURING DEVICES (1.7%)
   Danaher                           47,000       3,373
                                               --------
METALS (1.7%)
   Alcoa                            122,000       3,527
                                               --------
OFFICE FURNITURE & FIXTURES (1.3%)
   3M                                33,000       2,602
                                               --------
PETROLEUM & FUEL PRODUCTS (11.3%)
   Apache                            65,000       4,246
   Chevron                           69,000       4,637
   Exxon Mobil                      116,484       8,319
   Halliburton                       98,000       3,170
   Valero Energy                     45,000       2,355
                                               --------
                                                 22,727
                                               --------
PHARMACEUTICALS (4.1%)
   Amgen*                            55,000       4,175
   Genentech*                        49,000       4,082
                                               --------
                                                  8,257
                                               --------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Schedule of Investments
OCTOBER 31, 2006


                                    SHARES/
LARGE CAP CORE                    FACE AMOUNT    VALUE
EQUITY FUND (concluded)              (000)       (000)
-------------------------------------------------------
RETAIL (8.0%)
   Home Depot                        81,000    $  3,024
   Nordstrom                        126,000       5,966
   Target                            60,000       3,551
   Walgreen                          85,000       3,713
                                               --------
                                                 16,254
                                               --------
SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
   Texas Instruments                 85,000       2,565
                                               --------
TELEPHONES & TELECOMMUNICATIONS (4.2%)
   Qualcomm                          93,000       3,384
   Verizon Communications           136,962       5,068
                                               --------
                                                  8,452
                                               --------
TOTAL COMMON STOCK
   (Cost $154,495)                              192,227
                                               --------

FOREIGN STOCK (2.3%)
COMPUTERS & SERVICES (1.3%)
   SAP ADR                           51,000       2,532
                                               --------
PHARMACEUTICALS (1.0%)
   Teva Pharmaceutical Industries
     ADR                             64,000       2,110
                                               --------
TOTAL FOREIGN STOCK
   (Cost $5,050)                                  4,642
                                               --------

MONEY MARKET FUND (0.2%)
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.290% (1)               448,276         448
                                               --------
TOTAL MONEY MARKET FUND
   (Cost $448)                                      448
                                               --------

REPURCHASE AGREEMENT (2.1%)
   Merrill Lynch
     5.060%, dated 10/31/06,
     to be repurchased on
     11/01/06, repurchase price
     $4,296,720 (collateralized by
     various FNMA/FHLMC
     obligations, ranging in par
     value $708,774 - $50,000,000,
     1.380% - 5.756%, 04/15/15 -
     04/15/35, with a total
     market value $4,382,038)        $4,295       4,295
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,295)                                  4,295
                                               --------
TOTAL INVESTMENTS (100.0%)
   (Cost $164,288)                             $201,612
                                               ========

-------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $201,604 (000).
* NON-INCOME PRODUCING SECURITY.
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
    OCTOBER 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              11

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Schedule of Investments
OCTOBER 31, 2006


-------------------------------------------------------
Sector Weightings (Unaudited)+

[Bar Chart Omitted]
Plot points follow:

18.1% Energy
15.2% Financial
14.0% Health Care
11.2% Consumer Discretionary
10.7% Industrials
 9.0% Basic Materials
 8.7% Consumer Staples
 6.5% Utilities
 3.5% Information Technology
 3.1% Cash Equivalents

+Percentages are based on total investments

-------------------------------------------------------
                                                 VALUE
MID CAP VALUE FUND                   SHARES      (000)
-------------------------------------------------------
COMMON STOCK (64.8%)
AGRICULTURE (3.9%)
   Bunge                             62,400  $    4,000
                                               --------
CABLE TELEVISION (1.5%)
   Comcast, Cl A*                    38,400       1,562
                                               --------
CHEMICALS (3.8%)
   International Flavors &
     Fragrances                      92,500      3,929
                                               --------
ELECTRIC UTILITIES (6.5%)
   Constellation Energy Group        37,500       2,340
   Mirant*                           95,000       2,809
   SCANA                             39,000       1,559
                                               --------
                                                  6,708
                                               --------
FINANCIAL SERVICES (2.0%)
   eFunds*                           82,700       2,051
                                               --------
FOOD, BEVERAGE & TOBACCO (1.9%)
   JM Smucker                        40,000       1,960
                                               --------
HEALTH CARE (10.6%)
   Health Net*                       36,700       1,523
   Hospira*                          93,000       3,381
   Laboratory Corp of America
     Holdings*                       23,100       1,582
   Medimmune*                       120,600       3,864
   Quest Diagnostics                 13,000         647
                                               --------
                                                 10,997
                                               --------
INSURANCE (3.2%)
   Unitrin                           63,700       2,735
   UnumProvident                     27,700         548
                                               --------
                                                  3,283
                                               --------
LABORATORY EQUIPMENT (3.4%)
   Thermo Electron*                  82,500       3,537
                                               --------

                                                 VALUE
                                     SHARES      (000)
-------------------------------------------------------
MARINE TRANSPORTATION (1.2%)
   Horizon Lines, Cl A               52,500    $  1,226
                                               --------
MEDIA (5.3%)
   Discovery Holding, Cl A*          75,100       1,114
   EW Scripps, Cl A                  57,900       2,864
   Source Interlink*                173,800       1,571
                                               --------
                                                  5,549
                                               --------
OIL & GAS SERVICES (6.4%)
   Gulfmark Offshore*                19,600         677
   Helix Energy Solutions*           33,354       1,077
   Input/Output*                    108,200       1,213
   Newpark Resources*               409,500       2,408
   SEACOR Holdings*                   8,600         769
   Transocean*                        6,300         457
                                               --------
                                                  6,601
                                               --------
PETROLEUM & FUEL PRODUCTS (8.4%)
   Delta Petroleum*                 167,500       4,305
   Petroleum Development*            94,400       4,356
                                               --------
                                                  8,661
                                               --------
REAL ESTATE INVESTMENT TRUSTS (2.0%)
   iStar Financial                   43,900       2,034
                                               --------
RETAIL (1.7%)
   Triarc, Cl A                      94,600       1,730
                                               --------
TELEPHONES & TELECOMMUNICATIONS (1.5%)
   CommScope*                        50,000       1,595
                                               --------
TRANSPORTATION SERVICES (1.5%)
   Laidlaw International             54,000       1,567
                                               --------
TOTAL COMMON STOCK
   (Cost $50,135)                                66,990
                                               --------

FOREIGN STOCK (32.4%)
AGRICULTURE (3.0%)
   Pan Fish*                      3,944,100       3,087
                                               --------
AIR TRANSPORTATION (1.2%)
   Grupo Aeroportuario del
     Pacifico SA de CV ADR           32,459       1,225
                                               --------
BUILDING & CONSTRUCTION (0.9%)
   Chicago Bridge & Iron -
     New York Shares                 40,000         982
                                               --------
CHEMICALS (5.2%)
   Agrium                            56,900       1,594
   Nova Chemicals                   130,900       3,842
                                               --------
                                                  5,436
                                               --------
CONGLOMERATES (4.9%)
   Keppel ADR                       247,500       5,023
                                               --------
ENTERTAINMENT (2.7%)
   Lions Gate Entertainment*        274,900       2,785
                                               --------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Schedule of Investments
OCTOBER 31, 2006


                                    SHARES/
MID CAP VALUE FUND                FACE AMOUNT    VALUE
(concluded)                          (000)       (000)
-------------------------------------------------------
INSURANCE (10.1%)
   Arch Capital Group*               83,200  $    5,349
   Everest Re Group                  11,600       1,150
   Willis Group Holdings            103,300       3,929
                                               --------
                                                 10,428
                                               --------
METAL/MINING OTHER (0.9%)
   Paladin Resources*               202,500         919
                                               --------
OIL & GAS SERVICES (0.6%)
   Calfrac Well Services             31,800         587
                                               --------
TRANSPORTATION SERVICES (2.9%)
   Golar LNG*                       150,300       1,951
   Wilh Wilhelmsen, Cl A             31,650       1,089
                                               --------
                                                  3,040
                                               --------
TOTAL FOREIGN STOCK
   (Cost $26,521)                                33,512
                                               --------

MONEY MARKET FUNDS (0.1%)
   SEI Daily Income Trust,
     Government Fund,
     Cl A, 5.250% (1)                28,742          29
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.290% (1)                65,767          66
                                               --------
TOTAL MONEY MARKETS FUNDS
   (Cost $95)                                        95
                                               --------

REPURCHASE AGREEMENT (3.0%)
   Merrill Lynch
     5.060%, dated 10/31/06,
     to be repurchased on
     11/01/06, repurchase price
     $3,151,613 (collateralized by
     various FNMA/FHLMC
     obligations, ranging in par
     value $38,204 - $200,000,000,
     0.000% - 7.500%, 10/27/08 -
     03/25/35, with a total
     market value $3,214,193)        $3,151       3,151
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,151)                                  3,151
                                               --------
TOTAL INVESTMENTS (100.3%)
   (Cost $79,902)                              $103,748
                                               ========

-------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $103,479 (000).
* NON-INCOME PRODUCING SECURITY.
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
    OCTOBER 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              13

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Schedule of Investments
OCTOBER 31, 2006


-------------------------------------------------------
Sector Weightings (Unaudited)+

[Bar Chart Omitted]
Plot points follow:

39.0% Corporate Obligations
37.1% U.S. Government Agency Obligations
21.4% U.S. Treasury Obligations
 2.5% Cash Equivalents

+Percentages are based on total investments

-------------------------------------------------------
                                     FACE
INTERMEDIATE-TERM                   AMOUNT       VALUE
BOND FUND                            (000)       (000)
-------------------------------------------------------
CORPORATE OBLIGATIONS (40.1%)
AUTOMOTIVE (3.6%)
   DaimlerChrysler
        4.050%, 06/04/08            $ 5,000    $  4,889
                                               --------
BANKS (2.9%)
   Bank of America
        4.875%, 01/15/13              4,000       3,935
                                               --------
CHEMICALS (2.2%)
   Dow Chemical
        5.750%, 12/15/08              3,000       3,034
                                               --------
COMPUTERS - HARDWARE (2.2%)
   Hewlett-Packard
        3.625%, 03/15/08              3,000       2,930
                                               --------
FINANCIAL SERVICES (9.1%)
   CIT Group, MTN
        4.750%, 12/15/10              3,000       2,944
   Goldman Sachs Group
        5.000%, 01/15/11              3,000       2,972
   HSBC Finance
        5.250%, 01/14/11              3,000       3,006
   Lehman Brothers Holdings
        6.625%, 01/18/12              3,000       3,188
                                               --------
                                                 12,110
                                               --------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Coca-Cola Enterprises
        6.125%, 08/15/11              3,000       3,127
                                               --------
MANUFACTURING (3.7%)
   GE
        5.000%, 02/01/13              5,000       4,956
                                               --------
METALS (3.1%)
   Alcoa
        4.250%, 08/15/07              4,210       4,161
                                               --------
PETROLEUM REFINING (3.7%)
   Marathon Oil
        5.375%, 06/01/07              5,000       5,002
                                               --------

                                     FACE
                                    AMOUNT       VALUE
                                     (000)       (000)
-------------------------------------------------------
PHARMACEUTICALS (2.1%)
   Abbott Laboratories
        3.500%, 02/17/09            $ 3,000    $  2,899
                                               --------
SPECIALTY MACHINERY (3.0%)
   Honeywell
        7.000%, 03/15/07              4,080       4,099
                                               --------
TELEPHONES & TELECOMMUNICATIONS (2.2%)
   SBC Communications
        6.125%, 02/15/08              3,000       3,027
                                               --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $54,931)                                54,169
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (38.1%)
FHLMC (18.9%)
        5.125%, 11/01/10              5,000       5,000
        4.750%, 01/19/16              9,000       8,859
        4.500%, 07/15/13             10,000       9,752
        4.250%, 07/15/09              2,000       1,970
                                               --------
                                                 25,581
                                               --------
FNMA (18.5%)
        7.000%, 05/01/11                 46          47
        5.500%, 03/15/11              5,000       5,120
        5.250%, 02/23/11              5,000       4,988
        5.000%, 04/15/15              5,000       5,033
        4.750%, 12/15/10              5,000       4,976
        3.300%, 06/02/09              5,000       4,811
                                               --------
                                                 24,975
                                               --------
FNMA, MTN (0.7%)
        6.875%, 09/10/12              1,000       1,011
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $51,206)                                51,567
                                               --------

U.S. TREASURY OBLIGATIONS (22.0%)
   U.S. Treasury Notes
        5.000%, 08/15/11              6,000       6,121
        4.750%, 05/15/14              4,000       4,040
        4.375%, 08/15/12             10,000       9,909
        3.875%, 02/15/13             10,000       9,620
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $30,388)                                29,690
                                               --------




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Schedule of Investments
OCTOBER 31, 2006


                                     FACE
INTERMEDIATE-TERM                   AMOUNT       VALUE
BOND FUND (CONCLUDED)                (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
   Merrill Lynch
     5.060%, dated 10/31/06,
     to be repurchased on
     11/01/06, repurchase price
     $3,469,699 (collateralized
     by various FNMA/FHLMC
     obligations, ranging in par value
     $317,308 - $100,000,000,
     0.000% - 4.500%, 04/15/15 -
     11/15/32, with a total
     market value $3,538,596)       $ 3,469    $  3,469
                                               --------
TOTAL REPURCHASE AGREEMENT(Cost $3,469)           3,469
                                               --------
TOTAL INVESTMENTS (102.8%)(Cost $139,994)      $138,895
                                               ========

PERCENTAGES ARE BASED ON NET ASSETS OF $135,062 (000).
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE








    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              15

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Schedule of Investments
OCTOBER 31, 2006


-------------------------------------------------------
Sector Weightings (Unaudited)+

[Bar Chart Omitted]
Plot points follow:

50.8% Revenue Bonds
48.1% General Obligations
 1.1% Cash Equivalents

+Percentages are based on total investments

-------------------------------------------------------
                                     FACE
GEORGIA MUNICIPAL                   AMOUNT       VALUE
BOND FUND                            (000)       (000)
-------------------------------------------------------
MUNICIPAL BONDS (96.3%)
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11            $   250     $   274
   Atlanta, Water & Waste Water
     Authority, Ser A, RB, FGIC,
     Pre-Refunded @ 101 (A)
        5.000%, 05/01/09              1,000       1,041
   Augusta, Water & Sewer
     Authority, RB, FSA
        5.250%, 10/01/13                250         272
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB, AMBAC
        5.000%, 08/01/16                500         533
   Burke County, Development
     Authority of Pollution
     Control, Vogtle
     Project, RB
        4.450%, 01/01/32                500         506
   Chatham County, School
     District, GO, FSA
        5.250%, 08/01/14              1,000       1,108
   Cherokee County, GO
        5.000%, 11/01/11              1,000       1,065
   Cherokee County, School
     System, GO
        5.250%, 08/01/16              1,200       1,300
        5.000%, 02/01/12                685         731
        4.000%, 08/01/15              1,000       1,021
   Cherokee County, Water &
     Sewer Authority, RB, FSA
        4.500%, 08/01/13                500         523
   Clayton County, Hospital
     Authority, Southern Regional
     Medical Center Project,
     Ser A, RB, MBIA
        5.250%, 08/01/11                300         321
   Clayton County, Water
     Authority, RB
        5.250%, 05/01/15              1,500       1,655
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, RB, AMBAC
        5.250%, 04/01/15                700         770

                                     FACE
                                    AMOUNT       VALUE
                                     (000)       (000)
-------------------------------------------------------
   Cobb County, Parks & Rec
     Project, GO
        5.000%, 01/01/13          $   1,000     $ 1,078
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     Performing Arts
     Center Project, RB
        5.000%, 01/01/15              1,000       1,083
   Cobb-Marietta,
     Water Authority, RB
        5.125%, 11/01/19              1,000       1,092
   Columbus, Building Lease
     Authority, Ser A, RB, FGIC
        5.250%, 01/01/17                705         778
        4.125%, 01/01/13                500         515
   De Kalb County, Special
     Transportation Parks &
     Greenspace, GO
        5.000%, 12/01/15              1,000       1,103
   De Kalb County, Water & Sewer
     Authority, Ser B, RB, FSA
        5.000%, 10/01/12              1,000       1,076
   Downtown Savannah Authority,
     Stormwater Capital
     Improvements Project, RB
        4.600%, 08/01/11                600         610
   Fayette County, Water
     Authority, RB, FSA
        4.400%, 10/01/13                275         286
   Forsyth County, GO
        5.250%, 03/01/13              1,000       1,092
   Forsyth County, School
     District, GO
        5.125%, 07/01/15                500         538
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         257
   Fulton County, Hospital
     Authority, Certificates,
     RB, FSA
        5.000%, 01/01/13              1,000       1,074
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/11                250         259
        5.250%, 01/01/12                300         311
        5.250%, 01/01/13                100         104
   Georgia State, Environmental
     Facilities Authority, Water &
     Waste Water Project, RB
        4.700%, 07/01/11                500         510
   Georgia State, Municipal
     Electric Authority, Project
     One, Ser A, RB, MBIA
        5.125%, 01/01/11                430         435


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Schedule of Investments
OCTOBER 31, 2006


                                     FACE
GEORGIA MUNICIPAL                   AMOUNT       VALUE
BOND FUND (CONTINUED)                (000)       (000)
-------------------------------------------------------
   Georgia State, Municipal
     Electric Authority, Project
     One, Ser A, RB, MBIA,
     Pre-Refunded @ 101 (A)
        5.125%, 01/01/07            $    70     $    71
   Georgia State, Municipal Gas
     Authority, Buford Project, RB,
     FSA
        5.600%, 11/01/13                300         326
        5.500%, 11/01/11                200         217
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project,
     Ser A, RB
        5.000%, 11/01/11                300         318
        5.000%, 09/01/13              1,000       1,081
        4.700%, 11/01/11                500         516
   Georgia State, Private Colleges
     & Universities Authority,
     Mercer University Project,
     Ser A, RB
        4.750%, 10/01/11                300         304
   Georgia State, Ser B, GO
        5.000%, 07/01/14                530         563
   Georgia State, Ser B, GO,
     Pre-Refunded @100 (A)
        5.000%, 07/01/11                470         500
        5.000%, 05/01/12              1,000       1,073
   Georgia State, Ser C, GO
        6.250%, 08/01/13              2,000       2,315
   Georgia State, Ser D, GO
        7.400%, 08/01/07                485         499
        5.250%, 10/01/15              1,500       1,682
   Georgia State, Ser D, GO, ETM
        7.400%, 08/01/07                 15          15
   Gwinnett County, School
     District, GO
        5.000%, 02/01/14                500         539
   Gwinnett County, Water &
     Sewer Authority, RB
        4.000%, 08/01/13              1,000       1,024
   Gwinnett County, Water &
     Sewer Authority, Ser B, RB
        4.750%, 08/01/16              1,000       1,061
   Henry County, Water & Sewer
     Authority, Improvement
     Project, Ser A, RB
        5.125%, 02/01/19              1,045       1,138
   Jackson County, School District,
     GO, MBIA
        5.000%, 03/01/16              1,000       1,091
   Laurens County, School
     District, Sales Tax Bonds, GO
        3.750%, 05/01/12              1,000       1,012
   Monroe County, Utility
     Authority, RB, FSA
        4.500%, 12/01/12                500         525

                                   FACE AMOUNT
GEORGIA MUNICIPAL                    (000)/      VALUE
BOND FUND (CONTINUED)                SHARES      (000)
-------------------------------------------------------
   Newton County, School
     District, GO
        5.000%, 02/01/15            $ 1,000     $ 1,075
   Roswell, GO
        5.500%, 02/01/12                770         810
   Tift County, Hospital Authority,
     Anticipation Certificates, RB,
     AMBAC
        4.000%, 12/01/12                500         509
                                                -------
TOTAL MUNICIPAL BONDS
   (Cost $40,969)                                41,585
                                                -------

MONEY MARKET FUNDS (1.1%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A, 3.300% (1)               374,988         375
   SEI Tax Exempt Trust,
     Tax-Free Fund,
     Cl A, 3.200% (1)                72,752          73
                                                -------
TOTAL MONEY MARKET FUNDS
   (Cost $448)                                      448
                                                -------
TOTAL INVESTMENTS (97.4%)
   (Cost $41,417)                               $42,033
                                                =======

PERCENTAGES ARE BASED ON NET ASSETS OF $43,167 (000).
(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              17

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities (000)*
OCTOBER 31, 2006

                                                                        LARGE CAP       MID CAP   INTERMEDIATE-TERM     GEORGIA
                                                                       CORE EQUITY       VALUE          BOND           MUNICIPAL
                                                                           FUND           FUND          FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments at Value (Cost $164,288, $79,902,
     $139,994, $41,417).                                                 $201,612       $103,748         $138,895       $42,033
   Receivable for Capital Shares Sold...............................          687             29               35            --
   Dividend and Interest Receivable.................................          130             13            1,724           607
   Prepaid Expenses.................................................           13             14               18             4
   Receivable for Investment Securities Sold........................           --             --               --         1,056
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets.....................................................      202,442        103,804          140,672        43,700
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Capital Shares Redeemed..............................          637            226               96           373
   Payable due to Investment Adviser................................          102             34               52            17
   Payable due to Administrator.....................................           19             12               10            10
   Payable due to Distributor.......................................            5             14                2            --
   Payable due to Trustees..........................................            4              1                2             1
   Chief Compliance Officer Fees Payable............................            2             --               --            --
   Payable for Income Distribution..................................           --             --              425           110
   Payable for Investment Securities Purchased......................           --             --            4,994            --
   Other Accrued Expenses...........................................           69             38               29            22
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities................................................          838            325            5,610           533
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets.......................................................     $201,604       $103,479         $135,062       $43,167
====================================================================================================================================
Net Assets Consist of:
   Paid In Capital (unlimited authorization -- no par value)........     $162,775       $ 73,512         $138,688       $42,351
   Undistributed Net Investment Income..............................            4             13                6             1
   Accumulated Net Realized Gain (Loss) on Investments..............        1,501          6,108           (2,533)          199
   Net Unrealized Appreciation (Depreciation) on Investments........       37,324         23,846           (1,099)          616
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets.......................................................     $201,604       $103,479         $135,062       $43,167
====================================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Institutional
   Shares ($195,460,167 / 17,194,564 shares), ($83,935,372 / 5,281,624 shares), ($132,925,624 / 13,701,554 shares) and ($42,513,818 /
   4,317,770 shares), respectively. ................................       $11.37         $15.89           $ 9.70        $ 9.85
Net Asset Value and Redemption Price Per Share -- Class A Shares
   ($2,837,909 / 250,623 shares), ($4,168,630 / 264,273 shares),
   ($1,177,637 / 121,279 shares) and ($652,934 / 66,309 shares),
   respectively. ...................................................       $11.32         $15.77           $ 9.71        $ 9.85
Maximum Offering Price Per Share -- Class A Shares
   ($11.32 / 94.25%), ($15.77 / 94.25%), ($9.71 / 95.5%) and
   ($9.85 / 95.5%), respectively. (A)...............................       $12.01         $16.73           $10.17        $10.31
Net Asset Value and Offering Price Per Share -- Class B Shares
   ($1,149,471 / 102,669 shares), ($5,949,859 / 388,646 shares) and
   ($958,503 / 98,173 shares), respectively. (B)....................       $11.20         $15.31           $ 9.76           N/A
Net Asset Value and Offering Price Per Share -- Class C Shares
   ($2,156,312 / 193,377 shares) and ($9,425,359 / 614,993 shares),
   respectively. (B) ...............................................       $11.15         $15.33              N/A           N/A
* Except for Net Asset Value data.
(A) For a description of front end sales charges, please see current prospectus.
(B) Class B and Class C Shares have contingent deferred sales charges. For a description of possible charges, see Note 4 in
    Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      [Logo Omitted]
Statements of Operations (000)
FOR THE YEAR ENDED OCTOBER 31, 2006



                                                                        LARGE CAP       MID CAP   INTERMEDIATE-TERM     GEORGIA
                                                                       CORE EQUITY       VALUE          BOND           MUNICIPAL
                                                                           FUND           FUND          FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividend Income..................................................      $ 3,515        $ 1,180            $  --         $  49
   Interest Income..................................................          134            195            6,103         1,894
   Less: Foreign Taxes Withheld.....................................           (4)           (30)              --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income..........................................        3,645          1,345            6,103         1,943
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.........................................        1,251            779              642           222
   Administration Fees..............................................          285            145              195           115
   Distribution Fees -- Class A Shares..............................            9             11                4             2
   Distribution Fees -- Class B Shares..............................            8             62                2            --
   Distribution Fees -- Class C Shares..............................           25            100               --            --
   Trustees' Fees...................................................           15              7                9             3
   Chief Compliance Officer Fees....................................            7              4                3             2
   Transfer Agent Fees..............................................          113            125               67            41
   Professional Fees................................................           91             44               45            19
   Registration Fees................................................           32             33               14             6
   Printing Fees....................................................           32             17               17             7
   Custodian Fees...................................................           15             14               10             5
   Other Fees.......................................................           11              6               10            16
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses...................................................        1,894          1,347            1,018           438
     Less: Investment Advisory Fees Waived..........................           --            (31)              --            --

------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses.....................................................        1,894          1,316            1,018           438
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income............................................        1,751             29            5,085         1,505
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on:
   Net Realized Gain (Loss) on Investments..........................        7,159          6,128           (2,118)          198
   Net Realized Loss on Foreign Currency Transactions...............           --            (13)              --            --
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions..................       13,803          7,471            2,591            (4)
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain on
     Investments and Foreign Currency Transactions                         20,962         13,586              473           194
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.............      $22,713        $13,615          $ 5,558        $1,699
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              19

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
FOR THE YEARS ENDED OCTOBER 31, 2006 AND OCTOBER 31, 2005

                                                                             LARGE CAP                          MID CAP
                                                                            CORE EQUITY                          VALUE
                                                                               FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         2006            2005            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss).....................................  $  1,751        $  2,624        $     29         $   (452)
   Net Realized Gain (Loss) on Investments, Foreign Currency
     Transactions, and Payment by Affiliate+                             7,159           4,539           6,115           15,094
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                     13,803           9,584           7,471            2,037
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations............    22,713          16,747          13,615           16,679
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares...........................................    (1,714)         (2,521)            (17)            (459)
     Class A Shares.................................................       (24)            (69)             --              (28)
     Class B Shares.................................................        (3)             (7)             --               --
     Class C Shares.................................................        (7)            (17)             --               --
   Realized Capital Gains:
     Institutional Shares...........................................        --              --         (11,821)          (2,969)
     Class A Shares.................................................        --              --            (587)            (261)
     Class B Shares.................................................        --              --            (858)            (215)
     Class C Shares.................................................        --              --          (1,325)            (291)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions................................    (1,748)         (2,614)        (14,608)          (4,223)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued.........................................................    27,742          33,759          14,746           28,855
     Reinvestment of Distributions..................................        48             149           3,401              927
     Redeemed.......................................................   (62,015)        (57,194)        (19,965)         (19,275)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets fromInstitutional Shares
     Transactions...................................................   (34,225)        (23,286)         (1,818)          10,507
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued.........................................................       171           1,411             610            1,361
     Reinvestment of Distributions..................................        21              65             496              259
     Redeemed.......................................................    (1,892)         (6,684)         (1,443)          (3,990)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Shares
     Transactions...................................................    (1,700)         (5,208)           (337)          (2,370)
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued.........................................................        31              45             338            1,045
     Reinvestment of Distributions..................................         3               7             778              196
     Redeemed.......................................................      (349)           (396)         (1,300)            (332)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Shares
     Transactions...................................................      (315)           (344)           (184)             909
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued.........................................................       204             207           2,621            2,905
     Reinvestment of Distributions..................................         6              14           1,070              237
     Redeemed.......................................................      (962)         (1,523)         (3,092)          (1,400)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Shares
     Transactions...................................................      (752)         (1,302)            599            1,742
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions...............   (36,992)        (30,140)         (1,740)          10,788
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets.............................   (16,027)        (16,007)         (2,733)          23,244
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year................................................   217,631         233,638         106,212           82,968
   End of Year......................................................  $201,604        $217,631        $103,479         $106,212
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)               $      4        $      1        $     13         $     (6)
====================================================================================================================================
 +  See Note 5 in Notes to Financial Statements.
(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
20


--------------------------------------------------------------------------------
                                                                  [Logo Omitted]


                                                                          INTERMEDIATE-TERM                  GEORGIA
                                                                                BOND                         MUNICIPAL
                                                                                FUND                         BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                        2006            2005          2006              2005


----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss).....................................  $  5,085        $  5,759      $  1,505          $  1,851
   Net Realized Gain (Loss) on Investments, Foreign Currency
     Transactions, and Payment by Affiliate+                            (2,118)           (415)          198               248
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                      2,591          (6,426)           (4)           (2,097)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations............     5,558          (1,082)        1,699                 2
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares...........................................    (5,010)         (5,649)       (1,486)           (1,832)
     Class A Shares.................................................       (48)            (94)          (19)              (20)
     Class B Shares.................................................       (21)            (19)           --                --
     Class C Shares.................................................        --              --            --                --
   Realized Capital Gains:
     Institutional Shares...........................................        --          (2,908)         (244)              (83)
     Class A Shares.................................................        --             (62)           (3)               (1)
     Class B Shares.................................................        --             (16)           --                --
     Class C Shares.................................................        --              --            --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions................................    (5,079)         (8,748)       (1,752)           (1,936)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued.........................................................    26,741          34,097         5,128             7,121
     Reinvestment of Distributions..................................       157             366             2                 3
     Redeemed.......................................................   (53,135)        (49,087)      (16,794)          (12,672)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets fromInstitutional Shares
     Transactions...................................................   (26,237)        (14,624)      (11,664)           (5,548)
----------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued.........................................................       175             771            13               148
     Reinvestment of Distributions..................................        41             144            13                12
     Redeemed.......................................................    (1,003)         (3,451)         (112)              (89)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Shares
     Transactions...................................................      (787)         (2,536)          (86)               71
----------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued.........................................................       394              28            --                --
     Reinvestment of Distributions..................................        18              32            --                --
     Redeemed.......................................................      (223)           (307)           --                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Shares
     Transactions...................................................       189            (247)           --                --
----------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued.........................................................        --              --            --                --
     Reinvestment of Distributions..................................        --              --            --                --
     Redeemed.......................................................        --              --            --                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Shares
     Transactions...................................................        --              --            --                --
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions...............   (26,835)        (17,407)      (11,750)           (5,477)
----------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets.............................   (26,356)        (27,237)      (11,803)           (7,411)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year................................................   161,418         188,655        54,970            62,381
   End of Year......................................................  $135,062        $161,418      $ 43,167          $ 54,970
==================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)               $      6        $     --      $      1          $      1
==================================================================================================================================


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              21

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED OCTOBER 31,

                      NET                   REALIZED AND                                                                    NET
                     ASSET         NET       UNREALIZED                  DIVIDENDS     DISTRIBUTIONS        TOTAL          ASSET
                     VALUE,    INVESTMENT       GAINS          TOTAL     FROM NET      FROM REALIZED      DIVIDENDS       VALUE,
                   BEGINNING     INCOME      (LOSSES) ON       FROM     INVESTMENT        CAPITAL            AND            END
                   OF PERIOD     (LOSS)      SECURITIES     OPERATIONS    INCOME           GAINS        DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   ------------    ----------  ----------     -------------    -------------    ---------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++             $10.27       $ 0.09        $ 1.10          $ 1.19     $(0.09)        $   --             $(0.09)        $11.37
2005++               9.66         0.12^         0.61            0.73      (0.12)            --              (0.12)         10.27
2004                 9.39         0.07          0.27            0.34      (0.07)            --              (0.07)          9.66
2003                 8.11         0.07          1.28            1.35      (0.07)            --              (0.07)          9.39
2002                 9.82         0.06         (1.71)          (1.65)     (0.06)            --              (0.06)          8.11
Class A
2006++             $10.23       $ 0.07        $ 1.09          $ 1.16     $(0.07)        $   --             $(0.07)        $11.32
2005++               9.63         0.10^         0.59            0.69      (0.09)            --              (0.09)         10.23
2004                 9.36         0.05          0.27            0.32      (0.05)            --              (0.05)          9.63
2003                 8.09         0.05          1.27            1.32      (0.05)            --              (0.05)          9.36
2002                 9.82         0.04         (1.73)          (1.69)     (0.04)            --              (0.04)          8.09
Class B
2006++             $10.11        $0.03        $ 1.09          $ 1.12     $(0.03)        $   --             $(0.03)        $11.20
2005++               9.54         0.02^         0.60            0.62      (0.05)            --              (0.05)         10.11
2004                 9.32        (0.02)         0.25            0.23      (0.01)            --              (0.01)          9.54
2003                 8.07        (0.01)         1.28            1.27      (0.02)            --              (0.02)          9.32
2002                 9.83         --           (1.74)          (1.74)     (0.02)            --              (0.02)          8.07
Class C
2006++             $10.11       $(0.01)       $ 1.08          $ 1.07     $(0.03)        $   --             $(0.03)        $11.15
2005++               9.55         0.02^         0.58            0.60      (0.04)            --              (0.04)         10.11
2004                 9.32        (0.04)         0.28            0.24      (0.01)            --              (0.01)          9.55
2003                 8.07        (0.01)         1.28            1.27      (0.02)            --              (0.02)          9.32
2002                 9.82           --         (1.73)          (1.73)     (0.02)            --              (0.02)          8.07
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++             $16.02       $ 0.03        $ 2.02          $ 2.05     $   --*        $(2.18)            $(2.18)        $15.89
2005++              14.02        (0.04)         2.77            2.73      (0.10)         (0.63)             (0.73)         16.02
2004++              11.82         0.11          2.12            2.23      (0.03)            --              (0.03)         14.02
2003++               8.96         0.04          2.89            2.93      (0.07)            --              (0.07)         11.82
2002                 9.87         0.08         (0.98)          (0.90)        --          (0.01)             (0.01)          8.96
Class A
2006++             $15.95       $(0.01)       $ 2.01          $ 2.00     $   --         $(2.18)            $(2.18)        $15.77
2005++              13.96        (0.11)         2.79            2.68      (0.06)         (0.63)             (0.69)         15.95
2004++              11.79         0.08          2.11            2.19      (0.02)            --              (0.02)         13.96
2003++               8.94         0.02          2.88            2.90      (0.05)            --              (0.05)         11.79
2002                 9.88         0.07         (1.00)          (0.93)        --          (0.01)             (0.01)          8.94
Class B
2006++             $15.64       $(0.12)       $ 1.97          $ 1.85     $   --         $(2.18)            $(2.18)        $15.31
2005++              13.75        (0.20)         2.72            2.52         --          (0.63)             (0.63)         15.64
2004++              11.68        (0.03)         2.10            2.07         --*            --                 --          13.75
2003++               8.88        (0.06)         2.86            2.80         --             --                 --          11.68
2002                 9.88         0.01         (1.00)          (0.99)        --          (0.01)             (0.01)          8.88
Class C
2006++             $15.66       $(0.12)       $ 1.97          $ 1.85     $   --         $(2.18)            $(2.18)        $15.33
2005++              13.76        (0.20)         2.73            2.53         --          (0.63)             (0.63)         15.66
2004++              11.69        (0.02)         2.09            2.07         --*            --                 --          13.76
2003++               8.88        (0.06)         2.87            2.81         --             --                 --          11.69
2002                 9.87         0.02         (1.00)          (0.98)        --          (0.01)             (0.01)          8.88

                                                                                     RATIO             RATIO
                                                NET                                OF EXPENSES       OF EXPENSES
                                              ASSETS,               RATIO          TO AVERAGE        TO AVERAGE
                                                END              OF EXPENSES       NET ASSETS       INCOME (LOSS)       PORTFOLIO
                           TOTAL             OF PERIOD           TO AVERAGE        (EXCLUDING        TO AVERAGE         TURNOVER
                          RETURN+              (000)             NET ASSETS         WAIVERS)         NET ASSETS           RATE
                          -------            ---------           ----------       -------------      -----------        ---------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++                    11.66%             $195,460               0.89%             0.89%             0.86%             37.31%
2005++                     7.56               209,421               0.86              0.86              1.18)^            34.75
2004                       3.59               219,386               0.83              0.83              0.70              25.96
2003                      16.76               200,446               0.86              0.86              0.78              23.83
2002                     (16.89)              154,860               0.88              0.88              0.69              23.81
Class A
2006++                    11.38%             $  2,838               1.14%             1.14%             0.61%             37.31%
2005++                     7.22                 4,204               1.11              1.11              1.03^             34.75
2004                       3.37                 8,901               1.08              1.08              0.45              25.96
2003                      16.43                 6,567               1.11              1.11              0.49              23.83
2002                     (17.22)                1,855               1.08              1.08              0.54              23.81
Class B
2006++                    11.07%             $  1,149               1.50%             1.50%             0.24%             37.31%
2005++                     6.46                 1,335               1.86              1.86              0.20^             34.75
2004                       2.49                 1,588               1.83              1.83             (0.30)             25.96
2003                      15.75                 1,276               1.86              1.86             (0.24)             23.83
2002                     (17.75)                  735               1.84              1.84             (0.21)             23.81
Class C
2006++                    10.57%             $  2,156               1.89%             1.89%            (0.14)%            37.31%
2005++                     6.34                 2,671               1.86              1.86              0.22^             34.75
2004                       2.59                 3,763               1.83              1.83             (0.30)             25.96
2003                      15.74                 4,028               1.86              1.86             (0.23)             23.83
2002                     (17.65)                2,679               1.82              1.82             (0.19)             23.81
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++                    14.18%             $ 83,935               1.10%             1.13%             0.19%             35.30%
2005++                    20.02**              86,367               1.09              1.10             (0.30)             53.48
2004++                    18.94                65,864               1.10              1.19              0.81              30.83
2003++                    32.85                45,420               1.10              1.35              0.21              44.99
2002                      (9.12)               38,909               1.10              1.57              1.00              36.34
Class A
2006++                    13.87%              $ 4,169               1.35%             1.38%            (0.05)%            35.30%
2005++                    19.78**               4,538               1.34              1.35             (0.74)             53.48
2004++                    18.58                 6,121               1.35              1.44              0.56              30.83
2003++                    32.57                 3,356               1.35              1.60             (0.03)             44.99
2002                      (9.42)                1,232               1.35              1.69              1.05              36.34
Class B
2006++                    13.09%              $ 5,950               2.10%             2.13%            (0.80)%            35.30%
2005++                    18.80**               6,267               2.09              2.10             (1.35)             53.48
2004++                    17.74                 4,653               2.10              2.19             (0.19)             30.83
2003++                    31.53                 3,224               2.10              2.35             (0.80)             44.99
2002                     (10.04)                1,254               2.10              2.48              0.12              36.34
Class C
2006++                    13.09%              $ 9,425               2.10%             2.13%            (0.79)%            35.30%
2005++                    18.86**               9,040               2.09              2.10             (1.33)             53.48
2004++                    17.72                 6,330               2.10              2.19             (0.19)             30.83
2003++                    31.64                 4,013               2.10              2.35             (0.81)             44.99
2002                      (9.95)                1,910               2.10              2.46              0.27              36.34



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
22






SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]




                      NET                   REALIZED AND                                                                    NET
                     ASSET         NET       UNREALIZED                  DIVIDENDS     DISTRIBUTIONS        TOTAL          ASSET
                     VALUE,    INVESTMENT       GAINS          TOTAL     FROM NET      FROM REALIZED      DIVIDENDS       VALUE,
                   BEGINNING     INCOME      (LOSSES) ON       FROM     INVESTMENT        CAPITAL            AND            END
                   OF PERIOD     (LOSS)      SECURITIES     OPERATIONS    INCOME           GAINS        DISTRIBUTIONS    OF PERIOD
                   ---------   ----------   ------------    ----------  ----------     -------------    -------------    ---------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++             $ 9.66        $0.34        $ 0.04          $ 0.38     $(0.34)         $  --             $(0.34)        $ 9.70
2005++              10.21         0.31         (0.39)          (0.08)     (0.31)         (0.16)             (0.47)          9.66
2004                10.41         0.30          0.05            0.35      (0.30)         (0.25)             (0.55)         10.21
2003                10.35         0.37          0.23            0.60      (0.37)         (0.17)             (0.54)         10.41
2002                10.13         0.43          0.23            0.66      (0.43)         (0.01)             (0.44)         10.35
Class A
2006++             $ 9.67        $0.32        $ 0.04          $ 0.36     $(0.32)         $  --             $(0.32)        $ 9.71
2005++              10.22         0.29         (0.39)          (0.10)     (0.29)         (0.16)             (0.45)          9.67
2004                10.43         0.28          0.04            0.32      (0.28)         (0.25)             (0.53)         10.22
2003                10.36         0.34          0.24            0.58      (0.34)         (0.17)             (0.51)         10.43
2002(1)              9.97         0.41          0.40            0.81      (0.41)         (0.01)             (0.42)         10.36
Class B
2006++             $ 9.67        $0.32        $ 0.02          $ 0.34     $(0.25)         $  --             $(0.25)        $ 9.76
2005++              10.21         0.21         (0.37)          (0.16)     (0.22)         (0.16)             (0.38)          9.67
2004                10.42         0.20          0.04            0.24      (0.20)         (0.25)             (0.45)         10.21
2003                10.36         0.26          0.23            0.49      (0.26)         (0.17)             (0.43)         10.42
2002(2)             10.21         0.33          0.16            0.49      (0.33)         (0.01)             (0.34)         10.36
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++             $ 9.84        $0.30        $ 0.05          $ 0.35     $(0.30)        $(0.04)            $(0.34)        $ 9.85
2005++              10.16         0.31         (0.31)             --      (0.31)         (0.01)             (0.32)          9.84
2004                10.22         0.30          0.08            0.38      (0.30)         (0.14)             (0.44)         10.16
2003                10.18         0.32          0.10            0.42      (0.32)         (0.06)             (0.38)         10.22
2002                10.02         0.34          0.16            0.50      (0.34)            --              (0.34)         10.18
Class A
2006++             $ 9.84        $0.27        $ 0.05          $ 0.32     $(0.27)        $(0.04)            $(0.31)        $ 9.85
2005++              10.16         0.28         (0.31)          (0.03)     (0.28)         (0.01)             (0.29)          9.84
2004                10.22         0.28          0.08            0.36      (0.28)         (0.14)             (0.42)         10.16
2003                10.18         0.30          0.10            0.40      (0.30)         (0.06)             (0.36)         10.22
2002(3)              9.71         0.26          0.47            0.73      (0.26)            --              (0.26)         10.18

                                                                                     RATIO             RATIO
                                                NET                                OF EXPENSES       OF EXPENSES
                                              ASSETS,               RATIO          TO AVERAGE        TO AVERAGE
                                                END              OF EXPENSES       NET ASSETS       INCOME (LOSS)       PORTFOLIO
                           TOTAL             OF PERIOD           TO AVERAGE        (EXCLUDING        TO AVERAGE         TURNOVER
                          RETURN+              (000)             NET ASSETS         WAIVERS)         NET ASSETS           RATE
                          -------            ---------           ----------       -------------      -----------        ---------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++                      4.07%            $132,926                0.71%            0.71%             3.57%            35.71%
2005++                     (0.74)             158,696                0.71             0.71              3.17             45.47
2004                        3.49              182,912                0.68             0.68              2.95             76.88
2003                        5.89              171,560                0.69             0.69              3.55             47.26
2002                        6.75              154,782                0.73             0.73              4.39             44.70
Class A
2006++                      3.81%             $ 1,178                0.96%            0.96%             3.30%            35.71%
2005++                     (0.97)               1,967                0.96             0.96              2.91             45.47
2004                        3.13                4,690                0.93             0.93              2.70             76.88
2003                        5.71                4,569                0.94             0.93              3.11             47.26
2002(1)                     8.37                  852                0.94             0.94              4.12             44.70
Class B
2006++                      3.57%              $  959                0.96%            0.96%             3.36%            35.71%
2005++                     (1.61)                 755                1.71             1.71              2.18             45.47
2004                        2.37                1,053                1.68             1.68              1.95             76.88
2003                        4.81                1,245                1.69             1.68              2.39             47.26
2002(2)                     4.97                  334                1.69             1.69              3.21             44.70
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2006++                      3.66%            $ 42,514                0.88%            0.88%             3.05%            15.79%
2005++                      0.00               54,231                0.81             0.81              3.06             15.18
2004                        3.82               61,690                0.79             0.79              2.99              3.89
2003                        4.27               54,943                0.84             0.84              3.16             40.70
2002                        5.12               49,326                0.90             0.90              3.42             33.70
Class A
2006++                      3.40%              $  653                1.13%            1.13%             2.80%            15.79%
2005++                     (0.25)                 739                1.06             1.06              2.81             15.18
2004                        3.56                  691                1.04             1.04              2.74              3.89
2003                        3.99                  680                1.09             1.09              2.88             40.70
2002(3)                     7.65                  461                1.17             1.17              3.09             33.70

  * Amount represents less than $0.01 per share.
 ** Total returns would have been 19.72%, 19.48%, 18.50%, and 18.56% for the Institutional Class, Class A, Class B, and Class C shares, respectively, without the payment by affiliate (see Note 5). Total returns would have been lower had the Adviser not waived a portion of its fee.
  + Total returns are for the period indicated and have not been annualized.
    Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
  ^ Net investment income per share and the net investment income ratio include
    $0.03 and 0.26%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.
(1) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(3) Commenced operations on December 21, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              23

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2006



1. ORGANIZATION:
--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The Funds are registered to offer Institutional, Class A, Class B, and Class C shares. However, as of October 31, 2006, the Intermediate-Term Bond Fund's Class C shares and the Georgia Municipal Bond Fund's Class B and Class C shares have not commenced operations. The investment objective of the Large Cap Core Equity Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. issuers with large capitalizations of more than $5 billion. The investment objective of the Mid Cap Value Fund is long-term capitalization. The Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of companies with medium market capitalizations ranging from $500 million to $10 billion. The investment objective of the Intermediate-Term Bond Fund is current income consistent with limited price volatility. The Fund invests primarily (at least 80% of its net assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two ratings categories, and in U.S. corporate debt rated in one of the three ratings categories. The investment objective of the Georgia Municipal Bond Fund is current income and preservation of capital. The Fund invests primarily (at least 80% of its net assets) in municipal securities that generate income exempt from federal and Georgia state income taxes. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]




     securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and


--------------------------------------------------------------------------------
                                                                              25

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)
OCTOBER 31, 2006



     premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in market value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. As of October 31, 2006, there were no open options contracts.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for the Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond


--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]



     Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 14, 2005. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers receives 1.00% of each Fund's average net assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of 0.75% of each Fund's average net assets attributable to Class B and C Shares as compensation for distribution services and 0.25% of each Funds' average net assets attributable to Class B and Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                                   CDSC
-------------                                -----------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                           None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


--------------------------------------------------------------------------------
                                                                              27

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)
OCTOBER 31, 2006



5. INVESTMENT ADVISORY AGREEMENT:
--------------------------------------------------------------------------------
The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to the following percentages of the average daily net assets:

      Large Cap Core Equity Fund                0.60%
      Mid Cap Value Fund                        0.75%
      Intermediate-Term Bond Fund               0.45%
      Georgia Municipal Bond Fund               0.45%

Steinberg Asset Management, LLC acts as the Investment Sub-Adviser (the "Sub-Adviser") on behalf of the Mid Cap Value Fund and is compensated by the Adviser.

The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:
                                               INTERMEDIATE-
                         LARGE CAP    MID CAP      TERM        GEORGIA
                        CORE EQUITY    VALUE       BOND       MUNICIPAL
  SHARE CLASS              FUND        FUND        FUND       BOND FUND
  -----------           -----------   -------  ------------   ---------
  Institutional Shares     1.00%       1.10%      1.00%         1.00%
  Class A Shares           1.25%       1.35%      1.25%         1.25%
  Class B Shares           2.00%       2.10%      2.00%          --
  Class C Shares           2.00%       2.10%        --           --

During the fiscal year ended October 31, 2005, the Mid Cap Value Fund was reimbursed by the Adviser and Sub-Adviser, for losses incurred of $269,330 due to the purchase of shares in three large cap securities when the Fund held less than 80% of its net assets in mid cap securities, which is in violation of applicable Securities and Exchange Commission rules.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2006, were as follows (000):

                                               INTERMEDIATE-
                         LARGE CAP    MID CAP      TERM        GEORGIA
                        CORE EQUITY    VALUE       BOND       MUNICIPAL
                           FUND        FUND        FUND       BOND FUND
                        -----------   -------  ------------   ---------
Purchases:
  U.S. Government.        $    --     $    --    $30,768       $    --
  Other...........         76,573      34,444     17,764         7,448
Sales and Maturities:
  U.S. Government.             --          --     66,905            --
  Other...........        114,117      40,720     13,307        18,930

7. SHARE TRANSACTIONS:


Share transactions for the Funds for the year ended October 31, 2006, were as follows (000):

                                                 INTERMEDIATE-
                            LARGE CAP    MID CAP      TERM        GEORGIA
                           CORE EQUITY    VALUE       BOND       MUNICIPAL
                              FUND        FUND        FUND       BOND FUND
                           -----------   -------  ------------   ---------
Institutional Class:
  Issued                      2,563        984       2,787          524
  Reinvestment of
    Distributions                 5        235          16           --
  Redeemed                   (5,773)    (1,329)     (5,522)      (1,719)
                             ------     ------      ------       ------
  Net Institutional Class
    Transactions             (3,205)      (110)     (2,719)      (1,195)
                             ------     ------      ------       ------
Class A:
  Issued                         16         41          18            1
  Reinvestment of
    Distributions                 2         34           4            1
  Redeemed                     (178)       (96)       (104)         (11)
                             ------     ------      ------       ------
   Net Class A
     Transactions              (160)       (21)        (82)          (9)
                             ------     ------      ------       ------
Class B:
  Issued                          3         23          41           --
  Reinvestment of
    Distributions                 1         55           2           --
  Redeemed                      (33)       (90)        (23)          --
                             ------     ------      ------       ------
  Net Class B
    Transactions                (29)       (12)         20           --
                             ------     ------      ------       ------
Class C:
  Issued                         19        178          --           --
  Reinvestment of
    Distributions                --         76          --           --
  Redeemed                      (90)      (216)         --           --
                             ------     ------      ------       ------
  Net Class C
    Transactions                (71)        38          --           --
                             ------     ------      ------       ------
  Net Decrease
    in Shares Outstanding
    from Share Transactions  (3,465)      (105)     (2,781)      (1,204)
                             ======     ======      ======       ======

Amounts designated as "--" are either 0 or have been rounded to 0.


--------------------------------------------------------------------------------
28

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]




Share transactions for the Funds for the year ended October 31, 2005, were as follows (000):

                                                 INTERMEDIATE-
                            LARGE CAP    MID CAP      TERM        GEORGIA
                           CORE EQUITY    VALUE       BOND       MUNICIPAL
                              FUND        FUND        FUND       BOND FUND
                           -----------   -------  ------------   ---------
Institutional Class:
  Issued                      3,314      1,932       3,450          712
  Reinvestment of
    Distributions                15         64          38           --
  Redeemed                   (5,628)    (1,303)     (4,989)      (1,271)
                             ------     ------      ------       ------
  Net Institutional Class
    Transactions             (2,299)       693      (1,501)        (559)
                             ------     ------      ------       ------
Class A:
  Issued                        139         89          78           15
  Reinvestment of
    Distributions                 7         18          14            1
  Redeemed                     (659)      (261)       (348)         (9)
                             ------     ------      ------       ------
   Net Class A
     Transactions              (513)      (154)       (256)           7
                             ------     ------      ------       ------
Class B:
  Issued                          4         71           3           --
  Reinvestment of
    Distributions                 1         14           3           --
  Redeemed                      (39)       (22)        (31)          --
                             ------     ------      ------       ------
  Net Class B
    Transactions                (34)        63         (25)          --
                             ------     ------      ------       ------
Class C:
  Issued                         21        194          --           --
  Reinvestment of
    Distributions                 1         16          --           --
  Redeemed                     (152)       (93)         --           --
                             ------     ------      ------       ------
  Net Class C
    Transactions               (130)       117          --           --
                             ------     ------      ------       ------
  Net Increase (Decrease)
    in Shares Outstanding
    from Share Transactions  (2,976)       719      (1,782)        (552)
                             ======     ======      ======       ======

Amounts designated as "--" are either 0 or have been rounded to 0.


8. FEDERAL TAX INFORMATION:


It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for distribution reclasses, foreign currency gain (loss) and REITS.

Permanent book and tax differences relating to reclassification of distributions resulted in the following reclasses between undistributed net investment income and accumulated net realized loss (000):

                                 UNDISTRIBUTED        ACCUMULATED
                                 NET INVESTMENT       NET REALIZED
                                     INCOME               LOSS
                                 --------------       ------------
Large Cap Core Equity Fund            $--                 $--
Mid Cap Value Fund                      7                  (7)
Intermediate-Term Bond Fund            --                  --
Georgia Municipal Bond Fund            --                  --

Amounts designated as "--" are either $0 or have been rounded to $0.



The tax character of dividends and distributions declared during the last two years were as follows (000):

                                       ORDINARY          LONG-TERM              TAX
                                        INCOME         CAPITAL GAIN        EXEMPT INCOME          TOTAL
                                      ----------      --------------      ---------------       ---------
Large Cap Core Equity Fund   2006       $1,748          $    --              $     --            $ 1,748
                             2005        2,614               --                    --              2,614
Mid Cap Value Fund           2006        1,264           13,344                    --             14,608
                             2005          462            3,761                    --              4,223
Intermediate-Term Bond Fund  2006        5,079               --                    --              5,079
                             2005        6,042            2,706                    --              8,748
Georgia Municipal Bond Fund  2006            5              247                 1,500              1,752
                             2005           10               82                 1,844              1,936




--------------------------------------------------------------------------------
                                                                              29

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (CONTINUED)
OCTOBER 31, 2006




As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows (000):

                               UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL LOSS       CAPITAL LOSS
                                TAX-EXEMPT      ORDINARY       LONG-TERM      CARRYFORWARDS      CARRYFORWARDS
                                  INCOME         INCOME      CAPITAL GAIN   EXPIRING 10/31/13   EXPIRING 10/31/14
                               -------------  ------------   ------------   -----------------   -----------------
Large Cap Core Equity Fund        $ --            $ 4           $1,501           $ --             $    --
Mid Cap Value Fund                  --             13            6,108             --                  --
Intermediate-Term Bond Fund         --            451               --           (415)             (2,118)
Georgia Municipal Bond Fund        112             --              198            --                   --

                                 UNREALIZED      OTHER         DISTRIBUTABLE
                                APPRECIATION    TEMPORARY       EARNINGS/
                               (DEPRECIATION)  DIFFERENCES  (ACCUMULATED LOSSES)
                               --------------  -----------  -------------------
Large Cap Core Equity Fund        $37,324         $ --            $38,829
Mid Cap Value Fund                 23,846           --             29,967
Intermediate-Term Bond Fund        (1,099)        (445)            (3,626)
Georgia Municipal Bond Fund           616         (110)               816

For Federal income tax purposes, capital carryforwards represent realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. For the year ended October 31, 2006, the Large Cap Core Equity Fund utilized $5,451,339 of capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2006, equaled the book cost located in the Statements of Assets and Liabilities. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at October 31, 2006, for each Fund is as follows (000):

                                                      AGGREGATE GROSS       AGGREGATE GROSS      NET UNREALIZED
                                                         UNREALIZED           UNREALIZED          APPRECIATION
                                 FEDERAL TAX COST       APPRECIATION         DEPRECIATION        (DEPRECIATION)
                                 ----------------     ---------------       ---------------      ---------------
Large Cap Core Equity Fund          $164,288              $41,905              $(4,581)             $37,324
Mid Cap Value Fund                    79,902               26,487               (2,641)              23,846
Intermediate-Term Bond Fund          139,994                  613               (1,712)              (1,099)
Georgia Municipal Bond Fund           41,417                  679                  (63)                 616



9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------
At October 31, 2006, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the share classes listed of each Fund was as follows:

                                     NO. OF             %
                                  SHAREHOLDERS      OWNERSHIP
                                  ------------      ----------
Large Cap Core Equity Fund
  Institutional Shares                 1               97%
  Class A Shares                       2               52%
  Class B Shares                       1               12%
Mid Cap Value Fund
  Institutional Shares                 3               93%
Intermediate-Term Bond Fund
  Institutional Shares                 1               95%
  Class A Shares                       2               60%
Georgia Municipal Bond Fund
  Institutional Shares                 1              100%
  Class A Shares                       3               73%



--------------------------------------------------------------------------------
30

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]



In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


11. NEW ACCOUNTING PRONOUNCEMENTS:
--------------------------------------------------------------------------------
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

12. SUBSEQUENT EVENT
--------------------------------------------------------------------------------
At a special meeting of the Board of Trustees of The Advisors' Inner Circle Fund held on December 8, 2006, the Board approved the reorganization of the Synovus Georgia Municipal Bond Fund, the Synovus Mid Cap Value Fund, the Synovus Large Cap Core Equity Fund and the Synovus Intermediate-Term Bond Fund (collectively, the "Synovus Funds") into the newly created Sentinel Georgia Municipal Bond Fund, the newly created Sentinel Mid Cap Value Fund, the Sentinel Common Stock Fund and the Sentinel Government Securities Fund, each a series of Sentinel Group Funds, Inc. (collectively, the "Sentinel Funds"), respectively, pursuant to an agreement and plan of reorganization (the "Reorganization Agreement"). Sentinel Asset Management, Inc. will serve as adviser for each of the Sentinel Funds. Synovus Investment Advisors, Inc. currently serves as adviser for each of the Synovus Funds and its affiliate GLOBALT, Inc. will serve as sub-adviser for the Sentinel Georgia Municipal Bond Fund. Steinberg Asset Management, LLC currently serves as sub-adviser for the Synovus Mid Cap Value Fund and will serve as sub-adviser for the Sentinel Mid Cap Value Fund.

The Reorganization Agreement sets forth the terms by which the Synovus Funds will transfer their assets to the Sentinel Funds in exchange for shares of the Sentinel Funds, and subsequently distribute those Sentinel Funds shares to Synovus Funds shareholders (the "Reorganization"). As a result of the Reorganization, you will become a shareholder of the Sentinel Funds.


--------------------------------------------------------------------------------
                                                                              31

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (CONCLUDED)
OCTOBER 31, 2006



Shareholders of record as of January 15, 2007 (the "Record Date") are required to approve the Reorganization by voting, in person or by proxy, at a special meeting of shareholders currently scheduled for March 15, 2007. If you become a shareholder of the Synovus Funds after the Record Date, you will not be eligible to vote at the special meeting. If you are a shareholder of record as of the Record Date, you should expect to receive a prospectus/proxy statement that provides more detailed information about the proposed Reorganization, the Sentinel Funds and the special meeting. If approved by shareholders, the Reorganization is expected to occur shortly after the shareholder meeting in March 2007.









--------------------------------------------------------------------------------
32

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Report of Independent Registered
Public Accounting Firm


To the Shareholders and Board of Trustees ofSynovus Funds of The Advisors' Inner Circle Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate-Term Bond Fund and Synovus Georgia Municipal Bond Fund (four of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years or periods in the period then ended were audited by other independent accountants whose report dated December 22, 2005, expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2006








--------------------------------------------------------------------------------
                                                                              33

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Change in Independent Registered Public
Accounting Firm (UNAUDITED)


The Board selected Ernst & Young, LLP ("E&Y") to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ending October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. However, due to E&Y's inability to clear independence as a result of its affiliation with a related party to the Funds, the Audit Committee hired PricewaterhouseCoopers LLP to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ending October 31, 2006.












--------------------------------------------------------------------------------
34

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Disclosure of Fund Expenses (UNAUDITED)




All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Funds' costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Funds' gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Funds' costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds' comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
                                                                              35

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Disclosure of Fund Expenses~ (UNAUDITED) (CONCLUDED)

                                BEGINNING          ENDING                        EXPENSES
                                 ACCOUNT          ACCOUNT        ANNUALIZED        PAID
                                  VALUE            VALUE           EXPENSE        DURING
                                05/01/06         10/31/06          RATIOS         PERIOD*
-----------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,030.20          0.89%        $4.55
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,020.72          0.89%         4.53
-----------------------------------------------------------------------------------------
Actual Fund Return
Class A Shares                      1,000.00      1,028.40          1.14%         5.83
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,019.46          1.14%         5.80
-----------------------------------------------------------------------------------------
Actual Fund Return
Class B Shares                      1,000.00      1,030.20          1.07%         5.48
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00      1,019.81          1.07%         5.45
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                      1,000.00      1,024.60          1.89%         9.64
HYPOTHETICAL 5% RETURN
Class C Shares                      1,000.00      1,015.68          1.89%         9.60
-----------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,046.80          1.10%        $5.67
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,019.66          1.10%         5.60
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00      1,045.10          1.35%         6.96
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,018.40          1.35%         6.87
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00      1,041.50          2.10%        10.81
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00      1,014.62          2.10%        10.66
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                      1,000.00      1,042.10          2.10%        10.81
HYPOTHETICAL 5% RETURN
Class C Shares                      1,000.00      1,014.62          2.10%        10.66
-----------------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).




                                   BEGINNING       ENDING                       EXPENSES
                                    ACCOUNT       ACCOUNT        ANNUALIZED       PAID
                                     VALUE         VALUE          EXPENSE       DURING
                                   05/01/06      10/31/06          RATIOS        PERIOD*
-----------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,037.30          0.67%        $3.44
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,021.83          0.67%         3.41
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00      1,036.00          0.92%         4.72
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,020.57          0.92%         4.69
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00      1,038.60          1.55%         7.96
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00      1,017.39          1.55%         7.88
-----------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00     $1,032.10          0.90%        $4.61
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00      1,020.67          0.90%         4.58
-----------------------------------------------------------------------------------------
Actual Fund Return
Class A Shares                      1,000.00      1,030.90          1.15%         5.89
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00      1,019.41          1.15%         5.85
-----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
36

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-1111. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                                                 NUMBER OF
                                                                                                                PORTFOLIOS
                                                TERM OF                                                      IN THE ADVISORS'
                           POSITION(S)         OFFICE AND                                                    INNER CIRCLE FUND
NAME, ADDRESS,              HELD WITH           LENGTH OF                PRINCIPAL OCCUPATION(S)               OVERSEEN BY
     AGE 1                 THE TRUST          TIME SERVED2                 DURING PAST 5 YEARS                 BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.                   Chairman           (Since 1991)          SEI employee 1974-present. Currently          36
NESHER                    of the Board                               performs various services on behalf
60 yrs. old                of Trustees                               of SEI Investments for which
                                                                     Mr. Nesher is compensated. Executive
                                                                     Vice President of SEI Investments,
                                                                     1986-1994. Director and Executive
                                                                     Vice President of the Administrator
                                                                     and the Distributor, 1981-1994.







------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.                   Trustee           (Since 1992)          Self Employed Consultant since 2003.          36
DORAN                                                                Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                  (law firm) from 1976-2003, counsel to
Philadelphia, PA 19103                                               the Trust, SEI Investments, the
66 yrs. old                                                          Administrator and the Distributor.
                                                                     Director of SEI Investments since 1974;
                                                                     Secretary of SEI Investments since 1978.






------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B.                    Trustee           (Since 1993)          Private investor from 1987 to present.        36
PETERS                                                               Vice President and Chief Financial
77 yrs. old                                                          officer, Western Company of North
                                                                     America (petroleum service company),
                                                                     1980-1986. President of Gene Peters
                                                                     and Associates (import company),
                                                                     1978-1980. President and Chief
                                                                     Executive Officer of Jos. Schlitz
                                                                     Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------


NAME, ADDRESS,                     OTHER DIRECTORSHIPS
     AGE 1                        HELD BY BOARD MEMBER 3
----------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.              Trustee of The Advisors' Inner Circle Fund II,
NESHER                 Bishop Street Funds, SEI Asset Allocation
60 yrs. old            Trust, SEI Daily Income Trust, SEI Index
                       Funds, SEI Institutional International Trust,
                       SEI Institutional Investments Trust, SEI
                       Institutional Managed Trust, SEI Liquid Asset
                       Trust, SEI Tax Exempt Trust, SEI Opportunity
                       Master Fund, L.P., SEI Opportunity Fund, L.P.,
                       SEI Global Master Fund, PLC, SEI Global Assets
                       Fund, PLC, SEI Global Investments Fund, PLC, SEI
                       Investments Global, Limited, SEI Investments
                       Global Fund Services Limited, SEI Investments
                       (Europe) Ltd., SEI Investments-Unit Trust
                       Management (UK) Limited, and SEI Global
                       Nominee Ltd.
-----------------------------------------------------------------------
WILLIAM M.             Director of SEI Investments Company and
DORAN                  SEI Investments Distribution Co.,
1701 Market Street,    SEI Investments- Global Fund Services,
Philadelphia, PA 19103 Limited, SEI Investments Global Limited,
66 yrs. old            SEI Investments (Europe), Limited, SEI
                       Investments (Asia) Limited, SEI Asset Korea Co.,
                       Ltd. Trustee of The Advisors' Inner Circle Fund
                       II, SEI Investments, Bishop Street Funds, SEI
                       Asset Allocation Trust, SEI Daily Income Trust,
                       SEI Index Funds, SEI Institutional International
                       Trust, SEI Institutional Investments Trust, SEI
                       Institutional Managed Trust, SEI Liquid Asset
                       Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B.              Trustee of The Advisors' Inner Circle Fund and
PETERS                 Bishop Street Funds.
77 yrs. old






--------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
   Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment
   Company Act of 1940.




--------------------------------------------------------------------------------
                                                                              37



SYNOVUS FUNDS
--------------------------------------------------------------------------------
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)



                                                                                                               NUMBER OF
                                                                                                              PORTFOLIOS
                                                TERM OF                                                    IN THE ADVISORS'
                           POSITION(S)         OFFICE AND                                                  INNER CIRCLE FUND
NAME, ADDRESS,             HELD WITH           LENGTH OF                PRINCIPAL OCCUPATION(S)               OVERSEEN BY
     AGE 1                 THE TRUST          TIME SERVED 2               DURING PAST 5 YEARS                 BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)

JAMES M.                     Trustee           (Since 1994)          Attorney, Solo Practitioner since 1994.       36
STOREY                                                               Partner, Dechert, September 1987-
75 yrs. old                                                          December 1993.





------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                    Trustee           (Since 1999)          Chief Executive Officer, Newfound             36
SULLIVAN, JR.                                                        Consultants, Inc. since April 1997.
64 yrs. old                                                          General Partner, Teton Partners, L.P.,
                                                                     June 1991-December 1996; Chief
                                                                     Financial Officer, Nobel Partners, L.P.,
                                                                     March 1991-December 1996;
                                                                     Treasurer and Clerk, Peak Asset
                                                                     Management. Inc., since 1991.



------------------------------------------------------------------------------------------------------------------------------------
BETTY L.                     Trustee           (Since 2005)          Self-Employed Legal and Financial             36
KRIKORIAN                                                            Services Consultant since 2003. State
63 yrs. old                                                          Street Bank Global Securities and
                                                                     Cash Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.                   Trustee           (Since 2005)          Self-Employed Business Consultant,            36
CARLBOM                                                              Business Project Inc. since 1997.
72 yrs. old                                                          CEO and President, United Grocers
                                                                     Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.                  Trustee           (Since 2005)          Retired.                                      36
JOHNSON
64 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
(CONTINUED)

JAMES M.                Trustee of The Advisors' Inner Circle
STOREY                  Fund II, Bishop Street Funds, SEI Asset
75 yrs. old             Allocation Trust, SEI Daily Income Trust, SEI
                        Index Funds, SEI Institutional International
                        Trust, SEI Institutional Investments Trust, SEI
                        Institutional Managed Trust, SEI Liquid Asset
                        Trust and SEI Tax Exempt Trust, and the U.S.
                        Charitable Gift Trust.
----------------------------------------------------------------------
GEORGE J.               Trustee, State Street Navigator Securities
SULLIVAN, JR.           Lending Trust, since 1995. Trustee of The
64 yrs. old             Fulcrum Trust. Trustee of the Advisors' Inner
                        Circle Fund II, Bishop Street Funds, SEI Asset
                        Allocation Trust, SEI Daily Income Trust,
                        SEI Index Funds, SEI Institutional International
                        Trust, SEI Institutional Investments Trust, SEI
                        Institutional Managed Trust, SEI Liquid Asset
                        Trust, SEI Tax Exempt Trust, SEI Opportunity
                        Master Fund, L.P., and SEI Opportunity
                        Fund, L.P.
----------------------------------------------------------------------
BETTY L.                Trustee of The Advisors' Inner Circle Fund II and
KRIKORIAN               Bishop Street Funds.
63 yrs. old

----------------------------------------------------------------------
CHARLES E.              Director, Crown Pacific, Inc. Trustee of The
CARLBOM                 Advisors' Inner Circle Fund II and Bishop
72 yrs. old             Street Funds.

----------------------------------------------------------------------
MITCHELL A.             Director, Federal Agricultural Mortgage
JOHNSON                 Corporation. Trustee of The Advisors' Inner
64 yrs. old             Circle Fund II and Bishop Street Funds.
----------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment
  Company Act of 1940.


--------------------------------------------------------------------------------
38


SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)





                                                TERM OF
                           POSITION(S)         OFFICE AND
NAME, ADDRESS,              HELD WITH           LENGTH OF                PRINCIPAL OCCUPATION(S)
     AGE1                  THE TRUST           TIME SERVED                 DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES F.                    President          (Since 2003)          Senior Operations Officer, SEI Investments,
VOLK, CPA                                                            Fund Accounting and Administration (1996-
44 yrs. old                                                          present); Assistant Chief Accountant for the
                                                                     U.S. Securities and Exchange Commission's
                                                                     Division of Investment Management
                                                                     (1993-1996).
----------------------------------------------------------------------------------------------------------------------
MICHAEL                  Controller and        (Since 2005)          Director, SEI Investments, Fund Accounting
LAWSON                  Chief Financial                              since July 2005. Manager, SEI Investments
46 yrs. old                  Officer                                 AVP from April 1995 to February 1998 and
                                                                     November 1998 to July 2005.
----------------------------------------------------------------------------------------------------------------------
RUSSELL                 Chief Compliance       (Since 2006)          Director of Investment Product Management
EMERY                        Officer                                 and Development at SEI Investments since
43 yrs. old                                                          February 2003. Senior Investment Analyst,
                                                                     Equity team at SEI Investments from March
                                                                     2000 to February 2003.
----------------------------------------------------------------------------------------------------------------------
JAMES                    Vice President        (Since 2004)          Employed by SEI Investments Company
NDIAYE                    and Secretary                              since 2004. Vice President, Deusche Asset
38 yrs. old                                                          Management from 2003-2004. Associate,
                                                                     Morgan, Lewis & Bockius LLP from 2000-
                                                                     2003. Counsel, Assistant Vice President, ING
                                                                     Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------------------------------
TIMOTHY                  Assistant Vice        (Since 2000)          General Counsel, Vice President and Assistant
D. BARTO                 President and                               Secretary of SEI Investments Global Funds
38 yrs. old            Assistant Secretary                           Services since 1999; Associate, Dechert (law
                                                                     firm) from 1997-1999; Associate, Richter,
                                                                     Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------------------------------
SOFIA                    Assistant Vice        (Since 2006)          Vice President and Assistant Secretary of SEI
ROSALA                   President and                               Investments Management Corp. and SEI Global
32 yrs. old            Assistant Secretary                           Funds Services since 2005. Compliance Officer
                                                                     of SEI Investments from 2001-2004. Account
                                                                     and Product Consultant SEI Private Trust
                                                                     Company, 1998-2001.
----------------------------------------------------------------------------------------------------------------------
NICOLE                     AML Officer         (Since 2005)          Assistant Vice President and AML Compliance
WELCH                                                                Officer of SEI Investments since January 2005.
29 yrs. old                                                          Compliance Analyst at TD Waterhouse from
                                                                     January 2004 to November 2004. Senior
                                                                     Compliance Analyst at UBS Financial Services
                                                                     from October 2002 to January 2004. Knowledge
                                                                     Management Analyst at PricewaterhouseCoopers
                                                                     Consulting from September 2000 to October 2002.
----------------------------------------------------------------------------------------------------------------------

                           NUMBER OF
                          PORTFOLIOS
                       IN THE ADVISORS'
                       INNER CIRCLE FUND          OTHER DIRECTORSHIPS
NAME, ADDRESS,        OVERSEEN BY BOARD             HELD BY BOARD
     AGE1               MEMBER/OFFICER              MEMBER/OFFICER
--------------------------------------------------------------------------------
OFFICERS
JAMES F.                      N/A                         N/A
VOLK, CPA
44 yrs. old



--------------------------------------------------------------------------------
MICHAEL                       N/A                         N/A
LAWSON
46 yrs. old

--------------------------------------------------------------------------------
RUSSELL                       N/A                         N/A
EMERY
43 yrs. old


--------------------------------------------------------------------------------
JAMES                         N/A                         N/A
NDIAYE
38 yrs. old



--------------------------------------------------------------------------------
TIMOTHY                       N/A                         N/A
D. BARTO
38 yrs. old


--------------------------------------------------------------------------------
SOFIA                         N/A                         N/A
ROSALA
32 yrs. old



--------------------------------------------------------------------------------
NICOLE                        N/A                         N/A
WELCH
29 yrs. old




                   .
--------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each officer is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




--------------------------------------------------------------------------------
                                                                              39

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Approval of Investment Advisory Agreements

(UNAUDITED)



SYNOVUS FUNDS -- BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grows; and (v) whether fee levels reflect these economies of scale for the benefit of Funds investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser discussed the planned future combination of the Adviser with an affiliated investment adviser. They then presented a general overview of the Adviser, including its investment philosophy, research processes, best execution policies and business plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a


--------------------------------------------------------------------------------
40

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Approval of Investment Advisory Agreements

(UNAUDITED) (CONTINUED)



discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Funds' performance was reasonable as compared to relevant benchmarks, but in doing so considered the Adviser's planned efforts to promptly address instances of lagging performance.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profit realized by the Adviser from its relationship with the Funds and concluded that such profit was reasonable. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.


STEINBERG - SYNOVUS MID CAP VALUE FUND - BOARD CONSIDERATIONS IN APPROVING THE SUB-ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Sub-Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Sub-Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Sub-Adviser. The Trustees use this information, as well as other information that the Sub-Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Sub-Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Sub-Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser;
(iii) the costs of the services to be provided and profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Sub-Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Sub-Adviser's fee and other aspects of the Sub-Advisory Agreement. Among other things, the representative from the Sub-Adviser presented an overview of the Sub-Adviser, noting recent personnel changes. The Sub-Adviser's representative then discussed the Sub-Adviser's investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Sub-Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the


--------------------------------------------------------------------------------
                                                                              41

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Approval of Investment Advisory Agreements (UNAUDITED) (CONCLUDED)



renewal of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the re-approval of the Sub-Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISER. In considering the quality, nature and extent of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Sub-Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Sub-Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Sub-Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Fund's performance was reasonable as compared to relevant benchmarks.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Sub-Adviser, and fee waivers that the Sub-Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profit realized by the Sub-Adviser from its relationship with the Fund and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.






--------------------------------------------------------------------------------
42

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Notice to Shareholders (UNAUDITED)



For the shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, each Fund is designating the following items with regard to distributions paid during the year.

                                   LONG TERM      ORDINARY                                           QUALIFYING   U.S.     QUALIFIED
                                  CAPITAL GAIN     INCOME      TAX-EXEMPT     TOTAL      QUALIFYING   DIVIDEND GOVERNMENT   INTEREST
            FUND                  DISTRIBUTION  DISTRIBUTIONS   INTEREST  DISTRIBUTIONS  DIVIDENDS 1  INCOME 2  INTEREST 3  INCOME 4
         ----------              ------------  -------------  ---------- -------------  -----------  --------  ----------  ---------
Large Cap Core Equity Fund.......    0.00%        100.00%        0.00%      100.00%       100.00%     100.00%     0.00%      3.43%
Mid Cap Value Fund...............   91.35%          8.65%        0.00%      100.00%        69.54%      77.56%     0.00%     30.05%
Intermediate-Term Bond Fund......    0.00%        100.00%        0.00%      100.00%         0.00%       0.00%    22.33%     90.96%
Georgia Municipal Bond Fund......   13.83%          0.32%       85.85%      100.00%         0.00%       0.00%     0.00%     90.22%

---------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE SYNOVOUS INTERMEDIATE-TERM BOND FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.
(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.
THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.





--------------------------------------------------------------------------------
                                                                              43

Notes

--------------------------------------------------------------------------------




     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Investment Advisors, Inc.
     P.O. Box 120
     Columbus, GA 31902-0120

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP











--------------------------------------------------------------------------------
SNV-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.